J. & W. Seligman & Co.
                                  Incorporated




                                          March 3, 1997






Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re:   Seligman Henderson Global Fund Series, Inc.
      File Nos. 33-44186 and 811-6485

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 23 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 27, 1997.

      If you have any questions, please do not hesitate to call me at (212) 850-1426.

                                          Very truly yours,

                                          /s/Maureen A. Coleman

                                          Maureen A. Coleman
                                          Assistant Vice President,
                                          Law & Regulation




         100 Park Avenue o New York, New York 10017 o (212) 850-1864